Trade and Other Receivables - Schedule of Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
BC Card Co., Ltd.
Disclosure of financial assets [line items]
Settlement receivable included in other receivables	₩ 1,550,049	₩ 1,970,895
Other receivables
Disclosure of financial assets [line items]
Loans	61,915	42,413
Receivables	2,458,065	2,913,728
Accrued income	47,802	40,950
Refundable deposits	241,287	264,054
Loans receivable	1,753,505	1,209,887
Finance lease receivables	245,055	202,372
Others	46,033	53,656
Less: Provision for impairment	(191,017)	(204,594)
Total	₩ 4,662,645	₩ 4,522,466